Fees Summary	Feb. 06, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 3,496,432,500.00
Previously Paid Amount	0.00
Total Fee Amount	535,303.81
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 535,303.81
Narrative - Max Aggregate Offering Amount | shares	3,496,432,500
Final Prospectus	true